Acquisitions and Dispositions (Policies)	12 Months Ended
Dec. 31, 2016
Business Combinations [Abstract]
Business Combinations Policy [Policy Text Block]
Acquisitions have been accounted for using the purchase method of accounting, and the acquired companies’ results have been included in the accompanying financial statements from their respective dates of acquisition. Acquisition transaction costs are recorded in selling, general and administrative expenses as incurred.